SHARE-BASED COMPENSATION - Assumptions (Details)				1 Months Ended
	Sep. 03, 2025	Apr. 15, 2025	Jun. 14, 2024	Oct. 31, 2025
Black-Scholes option-pricing model, Assumptions:
Expected term (years)				2 years 6 months
Risk-free interest rate				3.60%
Expected volatility				50.00%
Expected dividend yield				0.00%
2021 Plan
Black-Scholes option-pricing model, Assumptions:
Expected term (years)	5 years 9 months	5 years 9 months	5 years 8 months 23 days
Risk-free interest rate	3.78%	4.04%	4.21%
Expected volatility	50.00%	50.00%	50.00%
Expected dividend yield	0.00%	0.00%	0.00%